ADOPTED AND OTHER RECENTLY ISSUED STATEMENTS OF FINANCIAL ACCOUNTING STANDARDS	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
ADOPTED AND OTHER RECENTLY ISSUED STATEMENTS OF FINANCIAL ACCOUNTING STANDARDS

NOTE 2. ADOPTED AND OTHER RECENTLY ISSUED STATEMENTS OF FINANCIAL ACCOUNTING STANDARDS

An amendment to the accounting standard related to the presentation of other comprehensive income was issued. It requires public entities to provide information about amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income and, in some cases, cross-references to related footnote disclosures. This portion of the standard was effective for us beginning with our first interim period in fiscal year 2013. See Note 18, “Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss),” for more information. The adoption of this standard did not have a material impact on our consolidated financial statements.

An accounting standard update was issued related to new disclosures on offsetting assets and liabilities of financial and derivative instruments. The amendments require the disclosure of gross asset and liability amounts, amounts offset on the balance sheet and amounts subject to the offsetting requirements, but not offset on the balance sheet. This standard does not amend the existing guidance on when it is appropriate to offset. An amendment to this standard was subsequently issued to clarify the intended scope of the disclosures. It applies to derivatives, repurchase agreements, and securities lending transactions that are either offset in accordance with Topic 815, Derivatives and Hedging, or subject to an enforceable master netting arrangement or similar agreement. The amended standard update was effective for us beginning with our first interim period in fiscal year 2013. The adoption of this standard did not have a material impact on our consolidated financial statements.

An accounting standard update was issued related to obligations stemming from joint and several liability arrangements. It addresses the recognition, measurement and disclosure of obligations when multiple parties incur joint liabilities where the total amount of the obligation is fixed at the financial reporting date. The standard requires the recognition of the total amount of the liability that the parties are obligated to pay under an arrangement, along with any additional amount the company might expect to pay on behalf of other parties to the liability. This standard is effective for periods beginning with our first interim period in fiscal year 2014, with an option for early adoption. The adoption of this standard did not have a material impact on our consolidated financial statements.

An accounting standard was issued related to derivatives and hedging. Prior to this standard, the only interest rates that were permitted to be used as benchmark interest rates in a fair value or cash flow hedge were the interest rates on direct Treasury obligations of the U.S. government (UST) and the London Interbank Offered Rate (“LIBOR”) swap rate. The new standard allows the use of the Fed Funds rate (the interest rate at which depository institutions lend balances to each other overnight) as a benchmark rate. The standard also eliminates the need to designate the same benchmark interest rate for similar hedges. Additionally, it removes language indicating that the use of different benchmark interest rates for similar hedges “shall be rare and shall be justified.” The new standard was effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The adoption of this standard did not have a material impact on our consolidated financial statements.

An accounting standard update was issued related to foreign currency matters. The standard update addresses the accounting for the release of cumulative translation adjustments when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a business unit or a group of assets that do not produce a profit within a foreign entity. Under such circumstances, a parent company is required to release any related currency adjustments to earnings. The currency adjustment is released into earnings only if the sale or transfer results in a complete or substantially complete liquidation of the foreign entity in question. The standard update is effective for us for periods beginning with our first interim period in fiscal year 2014. We do not expect that the adoption of this standard will have a material impact on our consolidated financial statements.

An accounting standard was issued related to the standardization of the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Under these circumstances, the standard requires that the unrecognized tax benefit, or a portion thereof, be presented in the financial statements as a reduction to a deferred tax asset. However, if the taxpayer is unable to recognize a tax benefit at the reporting date because the carryforward is not available in the same jurisdiction or is insufficient to cover the full tax benefit, the net benefit would, instead, be presented as a liability. This standard is effective for us beginning with our first interim reporting period in fiscal year 2014. We do not expect that the adoption of this standard will have a material impact on our consolidated financial statements.